Applied Finance Select Fund
Applied Finance Select Fund (formerly, Toreador Select Fund)
Investment Objective
The investment objective of the Applied Finance Select Fund (the “Select Fund”) is long-term capital appreciation.
Fees and Expenses of the Select Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Applied Finance Select Fund	Investor Class	Institutional Class
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee as a % of the amount redeemed (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Applied Finance Select Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees and Service Fees		0.25%	none
Shareholder Services Plan		0.24%	0.07%
Other Expenses		0.33%	0.34%
Total Other Expenses		0.57%	0.41%
Total Annual Fund Operating Expenses	[1]	1.72%	1.31%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.72%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.00%	0.75%
[1]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Select Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.75% of the average daily net assets of the Select Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Select Fund within three years following the date such waiver and/or reimbursement was made, provided that the Select Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2020 unless mutually agreed to in writing by the parties.

Example:

The following example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Select Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Applied Finance Select Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	102	472	866	1,970
Institutional Class	77	360	665	1,530

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Portfolio Turnover

The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Select Fund’s performance. During the most recent fiscal period ended April 30, 2019, the Select Fund’s portfolio turnover rate was 42.05% of the average value of its portfolio.

Principal Investment Strategies

The Select Fund invests primarily in the equity securities of U.S. companies whose market capitalizations are $3 billion or more, measured at the time of purchase.

Equity securities in which the Select Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

The Select Fund may also invest in the securities of other investment companies including ETFs.

In choosing investments, the Adviser employs a proprietary stock selection model that ranks stocks according to fundamental criteria that the Adviser believes are indicative of company strength and superior risk/return profile. These criteria may include intrinsic value, management quality, leverage and free cash flow, earnings quality, return on assets, return on equity and return on capital. The Select Fund will normally invest across a majority of economic sectors, although it may at times focus its investments in certain sectors.

The Select Fund will normally hold between 35 to 65 securities in its portfolio.

The Adviser will typically sell a company from the Select Fund’s portfolio when indicated by the proprietary stock selection model described above or when the Adviser elects to take a temporary defensive position.

From time to time, the Adviser may take temporary defensive positions, which are inconsistent with the Select Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Select Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Select Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Principal Risks

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Select Fund is mentioned below. Before you decide whether to invest in the Select Fund, carefully consider these risk factors and special considerations associated with investing in the Select Fund, which may cause you to lose part or all your investment in the Select Fund. There can be no assurance that the Select Fund will achieve its investment objective.

Equity Securities Risk - Since the Select Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Select Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Select Fund.

Market Risk. The value of securities in the Select Fund’s portfolio will fluctuate and, as a result, the Select Fund’s share price may decline suddenly or over a sustained period. The equity securities purchased by the Select Fund may involve large price swings and potential for loss.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Risks of Investment Selection and Asset Allocation - The Select Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Select Fund may not perform as anticipated.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Risk of Other Equity Securities - Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk - When the Select Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses of the other investment company, which results in higher Fund expenses. The Select Fund may be affected by losses of the other investment companies and the level of risk arising from their investment practices.

ETF Risk - ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Select Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Select Fund’s ability to sell its shares.

Performance Information

The bar chart below shows the Select Fund’s annual return for the Investor Class shares (the Class with the longest period of annual returns) as of December 31, 2018. The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Select Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Select Fund. Past performance of the Select Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the Select Fund’s Investor Class shares.

Updated performance information is available by calling toll-free 800-673-0550.

Investor Class Year-by-Year Annual Returns as of December 31st

During the period shown, the highest quarterly return was 7.64% (quarter ended September 30, 2018) and the lowest quarterly return was -15.57% (quarter ended December 31, 2018).

Year to date return as of June 30, 2019 was 19.19%.

Average Annual Returns for Periods Ended December 31, 2018
Average Annual Total Returns - Applied Finance Select Fund	1 Year		Since Inception	[1]	Inception Date
Investor Class	(8.89%)		5.31%		Feb. 01, 2017
Investor Class | Return After-Taxes on Distributions	(9.32%)		4.58%		Feb. 01, 2017
Investor Class | Return After-Taxes on Distributions and Sale of Fund Shares	(5.58%)		3.91%		Feb. 01, 2017
Investor Class | Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	(6.90%)	[2]	3.13%	[2]	Feb. 01, 2017
Investor Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	[2]	7.22%	[2]	Feb. 01, 2017
Institutional Class	(8.74%)		5.45%		Feb. 03, 2017
[1]	Investor Class shares commenced operations on February 1, 2017 and Institutional Class shares commenced operations on February 3, 2017.
[2]	On August 31, 2019, the Select Fund changed its primary benchmark from the S&P 500® Index to the Morningstar® US Large-Mid Value IndexSM (TR). Under the 1940 Act and its rules, the Select Fund must include in its prospectus and shareholder reports the S&P 500 Index's performance for one year from the date of the change.

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Select Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.